Cover	12 Months Ended
Dec. 31, 2022
Cover [Abstract]
Entity Registrant Name	BIONEXUS GENE LAB CORP.
Entity Central Index Key	0001737523
Document Type	S-1/A
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Document Annual Report	true
Entity Incorporation State Country Code	WY
Entity Tax Identification Number	35-2604830
Entity Address Address Line 1	Unit 02, Level 10, Tower B, Vertical Business Suite
Entity Address Address Line 2	Bangsar South
Entity Address Address Line 3	8 Jalan Kerinchi
Entity Address City Or Town	Kuala Lumpur
Entity Address Country	MY
Entity Address Postal Zip Code	59200
City Area Code	60
Local Phone Number	1221-26512